Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Non-current Assets
Schedule of other non-current assets

Other non-current assets consist of the long-term portion of the VAT receivable and R&D tax credit, as follows:

	At December 31,	At December 31,
	2021	2020
	(in Euros)
Value Added Tax (VAT)	€641,215	€664,987
Research and development tax credit	600,000	280,631
Total other non-current assets	€1,241,215	€945,618